Other Liabilities, Provisions, Contingencies and Commitments - Other Non-current Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Tax payable	$ 1,382	$ 1,190
Debt with former shareholders	1,632	1,514
Other	495	695
Total	$ 3,509	$ 3,399